Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProShares Trust and Shareholders of each of the one hundred sixteen funds listed below

In planning and performing our audits of the financial statements of each of the funds listed below (constituting ProShares Trust, hereafter collectively referred to as the “Funds”) as of and for the year or period ended May 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

Decline of the Retail Store ETF	Short High Yield	Ultra Utilities
DJ Brookfield Global Infrastructure ETF	Short MidCap400	UltraPro Dow30SM
Equities for Rising Rates ETF	Short MSCI EAFE	UltraPro MidCap400
Global Listed Private Equity ETF	Short MSCI Emerging Markets	UltraPro QQQ
Hedge Replication ETF	Short Oil & Gas	UltraPro Russell2000
High Yield-Interest Rate Hedged	Short QQQ	UltraPro S&P500®
Inflation Expectations ETF	Short Real Estate	UltraPro Short 20+ Year Treasury
Investment Grade—Interest Rate Hedged	Short Russell2000	UltraPro Short Dow30SM
K-1 Free Crude Oil Strategy ETF	Short S&P500®	UltraPro Short MidCap400
Large Cap Core Plus	Short SmallCap600	UltraPro Short QQQ
Long Online/Short Stores ETF	Ultra 7-10 Year Treasury	UltraPro Short Russell2000
Managed Futures Strategy ETF	Ultra 20+ Year Treasury	UltraPro Short S&P500®
Merger ETF	Ultra Basic Materials	UltraShort 7-10 Year Treasury
Morningstar Alternatives Solution ETF	Ultra Consumer Goods	UltraShort 20+ Year Treasury
MSCI EAFE Dividend Growers ETF	Ultra Consumer Services	UltraShort Basic Materials
MSCI Emerging Markets Dividend Growers ETF	Ultra Dow30SM	UltraShort Consumer Goods
MSCI Europe Dividend Growers ETF	Ultra Financials	UltraShort Consumer Services
MSCI Transformational Changes ETF	Ultra FTSE China 50	UltraShort Dow30SM
Nasdaq-100 Dorsey Wright Momentum ETF	Ultra FTSE Europe	UltraShort Financials
Online Retail ETF	Ultra Health Care	UltraShort FTSE China 50
Pet Care ETF	Ultra High Yield	UltraShort FTSE Europe
RAFITM Long/Short	Ultra Industrials	UltraShort Health Care
Russell 2000 Dividend Growers ETF	Ultra MidCap400	UltraShort Industrials
Russell U.S. Dividend Growers ETF	Ultra MSCI Brazil Capped	UltraShort MidCap400
S&P 500® Bond ETF	Ultra MSCI EAFE	UltraShort MSCI Brazil Capped
S&P 500® Dividend Aristocrats ETF	Ultra MSCI Emerging Markets	UltraShort MSCI EAFE
S&P 500® Ex-Energy ETF	Ultra MSCI Japan	UltraShort MSCI Emerging Markets
S&P 500® Ex-Financials ETF	Ultra Nasdaq Biotechnology	UltraShort MSCI Japan
S&P 500® Ex-Health Care ETF	Ultra Nasdaq Cloud Computing	UltraShort Nasdaq Biotechnology
S&P 500® Ex-Technology ETF	Ultra Nasdaq Cybersecurity	UltraShort Oil & Gas
S&P MidCap 400® Dividend Aristocrats ETF	Ultra Oil & Gas	UltraShort QQQ
S&P Technology Dividend Aristocrats ETF	Ultra QQQ	UltraShort Real Estate
Short Term USD Emerging Markets Bond ETF	Ultra Real Estate	UltraShort Russell2000
Short 7-10 Year Treasury	Ultra Russell2000	UltraShort S&P500®
Short 20+ Year Treasury	Ultra S&P500®	UltraShort Semiconductors
Short Basic Materials	Ultra Semiconductors	UltraShort SmallCap600
Short Dow30SM	Ultra SmallCap600	UltraShort Technology
Short Financials	Ultra Technology	UltraShort Utilities
Short FTSE China 50	Ultra Telecommunications

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, MD  21202

T: (410) 783 7600, F:(410) 783 7680, www.pwc.com/us

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of May 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of ProShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

July 27, 2021